Regulatory Assets and Liabilities Regulatory Assets and Liabilities - by Reportable Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	$ 961	$ 1,002
Regulatory Liabilities	$ 877	$ 1,075